                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):           [    ] is a restatement.
                                            [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Mohnish Pabrai
Address:   114 Pacifica
           Suite 240
           Irvine, CA 92618-3321

Form 13F File Number:  028-11257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mohnish Pabrai
Title:   Individual
Phone:   (949) 275-5652

Signature, Place, and Date of Signing:


     /s/ Mohnish Pabrai           Irvine, CA             May 12, 2006
     ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE


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                              FORM 13F SUMMARY PAGE




Report Summary:



Number of Other Included Managers:           0

Form 13F Information Table Entry Total:     13

Form 13F Information Table Value Total:     $246,204 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                           FORM 13F INFORMATION TABLE

COLUMN 1                                      COLUMN 2               COLUMN 3           COLUMN 4                 COLUMN 5
--------------------                     ------------------        -----------         -----------     ----------------------------
                                                                                         VALUE          SHRS OR         SH/    PUT/
NAME OF ISSUER                             TITLE OF CLASS             CUSIP             (X$1000)        PRN AMT         PRN    CALL
--------------                           ------------------        -----------         -----------    ----------        ---    ----
ABX Air, Inc.                                COM                   00080S101             14,216        2,087,582        SH

Berkshire Hathaway                           A                     084670 10 8           14,817              164        SH

Berkshire Hathaway                           B                     084670 20 7            6,617            3,012        SH

Bio Scrip, Inc.                              COM                   09069N 10 8           23,994        3,327,901        SH

Covanta Holding                              COM                   22282E 10 2           14,918          894,901        SH
 Corporation

Dr. Reddys Labs Ltd                          ADR                   256135 20 3            6,371          202,893        SH

Fairfax Finl Hldngs Ltd                      SUB VTG               303901 10 2           22,387          208,818        SH

Genco Shipping &                             COM                   Y2685T 10 7           14,991          880,816        SH
 Trading Ltd.

Harvest Nat Res Inc                          COM                   41754V 10 3           32,677        3,361,851        SH

Ipsco Inc.                                   COM                   462622 10 1           59,928          566,130        SH

Pinnacle Airlines Corp.                      COM                     723443107           11,521        1,730,002        SH

Star Gas Partners LP                         UNITS LTD PRTN        85512C 10 5            7,610        2,727,464        SH

Universal Stainless &                        COM                   913837 10 0           16,157          628,670        SH
 Alloy, Inc.


                                            COLUMN 6         COLUMN 7                      COLUMN 8
                                         --------------     ---------         -------------------------------
                                           INVESTMENT         OTHER             VOTING    AUTHORITY
NAME OF ISSUER                             DISCRETION        MANAGERS            SOLE      SHARED        NONE
--------------                           --------------     ---------         ---------   ---------      ----
ABX Air, Inc.                              Sole                None           2,087,582

Berkshire Hathaway                         Sole                None           164

Berkshire Hathaway                         Sole                None           3,012

Bio Scrip, Inc.                            Sole                None           3,327,901


Covanta Holding                            Sole                None           894,901
 Corporation

Dr. Reddys Labs Ltd                        Sole                None           202,893

Fairfax Finl Hldngs Ltd                    Sole                None           208,818


Genco Shipping &                           Sole                None           880,816
 Trading Ltd.

Harvest Nat Res Inc                        Sole                None           3,361,851

Ipsco Inc.                                 Sole                None           566,130

Pinnacle Airlines Corp.                    Sole                None           1,730,002

Star Gas Partners LP                       Sole                None           2,727,464

Universal Stainless &                      Sole                None           628,670

Alloy, Inc.